Note 17 - Discontinued Operations Sold - Poland, Netherlands, Solis and Subsidiaries in Romania - Summary of Disposal Groups (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 03, 2024	Feb. 21, 2024	Jan. 19, 2024
Revenues	$ 0	$ 9,809,000
Gain on disposal of assets	15,513,000	0
Income taxes	(0)	87,000
Net income/(loss) from discontinued operations	0	45,832,000
POLAND
Cash & cash equivalents					$ 630,000
Other current assets					442,000
Property, plant, and equipment, net					63,107,000
Operating leases, non-current - assets					5,923,000
Total discontinued operations assets					70,102,000
Accounts payable					2,933,000
Operating leases, current – liabilities					281,000
Other current liabilities					25,000
Operating leases, non-current - liabilities					5,798,000
Other non-current liabilities					985,000
Total discontinued operations liabilities					10,022,000
Net assets/(liabilities) of discontinued operations					$ 60,080,000
Revenues	0	106,000
Cost of revenues	0	(101,000)
Depreciation, amortization, and accretion	0	(123,000)
Gain on disposal of assets	0	3,484,000
Total operating expenses	0	3,260,000
Income from discontinued operations	0	3,366,000
Impairment loss recognized on the remeasurement to fair value less costs to sell	0	0
Interest expense	0	(688,000)
Other expense	0	0
Total other expenses	0	(688,000)
Income/(Loss) before provision for income taxes	0	2,678,000
Income taxes	0	0
Net income/(loss) from discontinued operations	0	2,678,000
NETHERLANDS
Cash & cash equivalents				$ 75,000
Other current assets				178,000
Property, plant, and equipment, net				7,669,000
Operating leases, non-current - assets				1,441,000
Total discontinued operations assets				10,555,000
Accounts payable				945,000
Operating leases, current – liabilities				55,000
Other current liabilities				95,000
Operating leases, non-current - liabilities				1,273,000
Total discontinued operations liabilities				2,368,000
Net assets/(liabilities) of discontinued operations				8,187,000
Revenues	0	16,000
Cost of revenues	0	(115,000)
Depreciation, amortization, and accretion	0	(57,000)
Gain on disposal of assets	0	(1,187,000)
Total operating expenses	0	(1,359,000)
Income from discontinued operations	0	(1,343,000)
Interest expense	0	(113,000)
Other expense	0	0
Total other expenses	0	(113,000)
Income/(Loss) before provision for income taxes	0	(1,456,000)
Income taxes	0	0
Net income/(loss) from discontinued operations	0	(1,456,000)
Accounts receivable, net				0
Other non-current assets				$ 1,192,000
ROMANIA
Cash & cash equivalents			$ 632,000
Other current assets			9,580,000
Property, plant, and equipment, net			41,457,000
Operating leases, non-current - assets			159,000
Total discontinued operations assets			61,563,000
Accounts payable			2,812,000
Operating leases, current – liabilities			46,000
Other current liabilities			13,260,000
Operating leases, non-current - liabilities			118,000
Other non-current liabilities			202,000
Total discontinued operations liabilities			112,843,000
Net assets/(liabilities) of discontinued operations			(51,280,000)
Revenues	0	9,687,000
Cost of revenues	0	(3,936,000)
Depreciation, amortization, and accretion	0	(1,511,000)
Gain on disposal of assets	0	51,931,000
Total operating expenses	0	44,190,000
Income from discontinued operations	0	53,876,000
Interest expense	0	(8,924,000)
Other expense	0	(221,000)
Total other expenses	0	(9,145,000)
Income/(Loss) before provision for income taxes	0	44,731,000
Income taxes	0	(87,000)
Net income/(loss) from discontinued operations	0	44,644,000
Accounts receivable, net			952,000
Restricted cash			5,000
Unbilled energy incentives			8,778,000
Green bonds			87,627,000
Deferred income			$ 8,778,000
Selling, general, and administrative	0	(1,564,000)
Development costs	0	0
Costs related to disposal of asset	0	(730,000)
Solis bond waiver fee	$ 0	$ 0